Supplement dated January 30, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2013

(as supplemented on May 9, 2013, June 14, 2013, November 19, 2013, and November 22, 2013)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.54%
Total Annual Account Operating Expenses	0.61%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime Strategic Income Account – Class 1	$62	$195	$340	$762

PRINCIPAL LIFETIME 2010 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.58%
Total Annual Account Operating Expenses	0.64%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2010 Account - Class 1	$65	$205	$357	$798

PRINCIPAL LIFETIME 2020 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.63%
Total Annual Account Operating Expenses	0.67%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2020 Account - Class 1	$68	$214	$373	$835

1

PRINCIPAL LIFETIME 2030 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.65%
Total Annual Account Operating Expenses	0.70%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2030 Account - Class 1	$72	$224	$390	$871

PRINCIPAL LIFETIME 2040 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.67%
Total Annual Account Operating Expenses	0.75%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2040 Account - Class 1	$77	$240	$417	$930

PRINCIPAL LIFETIME 2050 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:

Class 1
Management Fees	0.03%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.70%
Total Annual Account Operating Expenses	0.81%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
Principal LifeTime 2050 Account - Class 1	$83	$259	$450	$1,002

2

STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Under the Annual Account Operating Expenses heading, delete the table and substitute:

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.64%	0.64%
Total Annual Account Operating Expenses	0.88%	1.13%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
SAM Conservative Balanced Portfolio - Class 1	$90	$281	$488	$1,084
SAM Conservative Balanced Portfolio - Class 2	$115	$359	$622	$1,375

STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Under the Annual Account Operating Expenses heading, delete the table and substitute:

	Class 1	Class 2
Management Fees	0.23%	0.23%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Acquired Fund Fees and Expenses	0.68%	0.68%
Total Annual Account Operating Expenses	0.91%	1.16%
Under the Example heading, delete the table and substitute:

	Number of years you own your shares
	1	3	5	10
SAM Balanced Portfolio - Class 1	$93	$290	$504	$1,120
SAM Balanced Portfolio - Class 2	$118	$368	$638	$1,409

3